Related Party Transactions (Details) In Thousands, unless otherwise specified	3 Months Ended		3 Months Ended
	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 31, 2014 Fresenius SE [Member] USD ($)	Mar. 31, 2014 Fresenius SE [Member] EUR (€)	Mar. 31, 2014 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Mar. 31, 2013 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Mar. 31, 2014 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Mar. 31, 2013 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Mar. 31, 2014 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Mar. 31, 2013 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Mar. 31, 2014 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Mar. 31, 2013 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Mar. 31, 2014 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Mar. 31, 2013 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Mar. 31, 2014 Fresenius SE [Member] Taxes Receivable [Member] USD ($)	Mar. 31, 2014 Fresenius SE [Member] Taxes Receivable [Member] EUR (€)	Mar. 31, 2014 General Partner [Member] USD ($)	Mar. 31, 2014 General Partner [Member] EUR (€)	Mar. 31, 2014 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Mar. 31, 2013 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Mar. 31, 2014 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Mar. 31, 2013 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Mar. 31, 2014 Equity Method Investees [Member] Sales To Related Party [Member] USD ($)	Mar. 31, 2014 Fresenius SE Subsidiary [Member] USD ($)	Mar. 31, 2014 Fresenius SE Subsidiary [Member] Senior notes held by related party [Member] USD ($)	Mar. 31, 2014 Fresenius SE Subsidiary [Member] Senior notes held by related party [Member] EUR (€)	Mar. 31, 2014 General partner extensions [Member]
Related Party Transactions [Line Items]
FSE ownership percentage	31.38%
Amount of transaction					$ 27,467	$ 23,973	$ 1,848	$ 1,719	$ 7,038	$ 6,569	$ 7,481	$ 7,215	$ 5,907	$ 10,364					$ 8,172	$ 4,511	$ 5,348	$ 4,560	$ 655		$ 16,270	€ 11,800
Due to related parties	$ 164,229	$ 123,929	$ 72,663	€ 52,700													$ 2,068	€ 1,500						$ 57,515
Interest rate			1.612%	1.612%													1.335%	1.335%						6.10%	5.25%	5.25%	1.875%
Date of repayment			Apr. 30, 2014	Apr. 30, 2014																				May 23, 2014